NON-CONTROLLING INTERESTS - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Jan. 31, 2025 USD ($) $ / shares	Jan. 31, 2025 EUR (€)	Dec. 31, 2024 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares
Non Controlling Interest [Line Items]
Brookfield Renewable Economic Interest								50.00%
Consideration | $						$ 29	$ 74	$ 56	$ 72
Redeemable and exchangeable partnership units, exchange ratio								1
Dividends paid to non-controlling interests | $						7	6	$ 14	13
Dividends recognised as distributions to non-controlling interests | $						10	10	20	17
Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent | $						$ 177	166	$ 358	335
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)						0		0
BRELP | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares								$ 0.2253
Incentive distribution, percent								25.00%
GP interests | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent | $						$ 37	33	$ 76	67
Number of shares outstanding (in shares)					3,977,260	3,977,260		3,977,260		3,977,260
GP interests | Incentive distribution
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent | $						$ 35	$ 32	$ 72	$ 65
LP Units
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares			$ 1.492
Number of shares authorized for repurchase (in shares)					14,255,578					14,255,578
Authorised share repurchases as a percent of issued and outstanding shares					5.00%					5.00%
LP Units | BRELP | Non-controlling interests
Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares								$ 0.20
Incentive distribution, percent								15.00%
Redeemable Exchangeable Partnership Units And General Partnership Units
Non Controlling Interest [Line Items]
Ownership percentage						25.00%		25.00%
Redeemable Exchangeable Partnership Units And General Partnership Units | Non-controlling interests
Non Controlling Interest [Line Items]
Ownership percentage						100.00%		100.00%
Exchangeable Shares
Non Controlling Interest [Line Items]
Number of shares authorized for repurchase (in shares)					8,982,042					8,982,042
Exchangeable Shares | Non-controlling interests
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)					179,640,851	179,605,290		179,605,290		179,640,851
Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)					285,180,371	283,832,177		283,832,177		285,180,371
Redeemable/Exchangeable partnership units | Non-controlling interests
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)					194,487,939	194,487,939		194,487,939		194,487,939
Class A Preference Series 1 Units
Non Controlling Interest [Line Items]
Redeemable and exchangeable partnership units, exchange ratio						1
Preferred Limited Partners Distribution Yield, Percent						5.203%
Number of shares converted (in shares)						1,619
Class A Preference Series 2 Units
Non Controlling Interest [Line Items]
Redeemable and exchangeable partnership units, exchange ratio						1
Preferred Limited Partners Distribution Yield, Percent						5.27%
Number of shares converted (in shares)						1,524,396
Class A Preference Shares
Non Controlling Interest [Line Items]
Percent of public float allowable for repurchase					10.00%
Repurchase of shares (in shares)						0	0	0	0
Brookfield Holders
Non Controlling Interest [Line Items]
Ownership percentage						48.00%		48.00%
Number of shares outstanding (in shares)						313,640,823		313,640,823
Brookfield Holders | Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)					74,339,049	74,339,049		74,339,049		74,339,049
Ownership Interest In BRELP | Brookfield Holders | GP interests
Non Controlling Interest [Line Items]
Ownership percentage						1.00%		1.00%
TerraForm Power Inc | Exchangeable Shares
Non Controlling Interest [Line Items]
Number of shares exchanged (in shares)						248	7,459	35,561	10,142
TerraForm Power Inc | Ordinary shares
Non Controlling Interest [Line Items]
Payments for shares exchanged | $						$ 1	$ 1	$ 1	$ 1
Neoen
Non Controlling Interest [Line Items]
Brookfield Renewable Economic Interest										47.00%
Ownership percentage	2.00%	2.00%			53.00%					53.00%
Consideration	$ 194	€ 182	$ 74	€ 72